Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets
Acquired intangible assets were as follows as of year end.
	2014		2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$6,688	$5,165	$11,619	$9,326

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next three years and thereafter is as follows.

2015	$554
2016	522
2017	447
Thereafter	—

$1,523